Long-Term Debt (Schedule Of Long-Term Debt, Including Current Portion, In Local Currencies) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Japanese Yen [Member] JPY (¥)	Dec. 31, 2010 Singapore Dollars [Member] SGD
Debt Instrument [Line Items]
Long-term debt	¥ 1,969,097	¥ 2,166,175	578